Calculation of Earnings Per Share	12 Months Ended
Dec. 31, 2017
Calculation of Earnings Per Share [Abstract]
Calculation of Earnings Per Share

18.  Calculation Of Earnings Per Share

Basic earnings per share (“EPS”) is computed by dividing net income by the weighted average number of common shares outstanding for the period. Diluted EPS reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company. Potential common shares that may be issued by the Company relate solely to outstanding stock options and are determined using the treasury stock method. Restricted stock is participating, and therefore, is included in the EPS calculation. The following table sets forth the computation of basic and diluted earnings per share:

(Dollars in thousands, except earnings per share)	Years Ended December 31,
	2017	2016	2015
Net income	$4,537	$5,156	$3,058
Weighted-average common shares outstanding	4,765	4,801	4,240
Basic earnings per share	$0.95	$1.07	$0.72
Weighted-average common shares outstanding	4,765	4,801	4,240
Common stock equivalents due to effect of stock options	10	1	1
Total weighted-average common shares and equivalents	$4,775	$4,802	$4,241
Diluted earnings per share	$0.95	$1.07	$0.72
Anti-dilutive stock options outstanding	6	401	103